RESTRUCTURING AND ASSET IMPAIRMENTS - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring charges and asset impairments recognized	$ 18.8
Facility closure costs	33.0	$ 165.0	$ 168.0
Asset impairments	63.1	40.9	$ 10.8
Restructuring reserves	97.6	$ 191.5
Construction and Do It Yourself
Restructuring Cost and Reserve [Line Items]
Restructuring charges and asset impairments recognized	6.9
Securities Industry [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and asset impairments recognized	6.5
Industrial Segment
Restructuring Cost and Reserve [Line Items]
Restructuring charges and asset impairments recognized	3.7
Corporate [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges and asset impairments recognized	1.7
Acquisition | 2012 Actions
Restructuring Cost and Reserve [Line Items]
Restructuring charges and asset impairments recognized	18.8
Severance and related charges	15.1
Facility closure costs	$ 3.7